Related party transactions (Details 1) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Related Party Transaction [Line Items]
Equity: Total		$ (580)		$ (580)		$ 1,362
Issuance of units for Board of Directors' fees				200		189
Other and contribution from owner	[1]	276		276		632
Cash distribution to Höegh LNG		(1,056)	$ 0	(1,056)	$ 0	(1,500)
Director [Member]
Related Party Transaction [Line Items]
Issuance of units for Board of Directors' fees	[2]			200		189
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Equity: Total	[1]	$ 0		0		2,075
Cash distribution to Höegh LNG	[1]			$ (1,056)		$ (1,534)

[1]	Other and contribution from owner: Höegh LNG granted share-based incentives to certain key employees whose services are invoiced to the Partnership. Related expenses are recorded as administrative expenses and as a contribution from owner since the Partnership is not invoiced for this employee benefit. Effective March 23, 2018 and June 3, 2016 the Partnership granted the Chief Executive Officer and Chief Financial Officer 14,584 and 21,500 phantom units in the Partnership, respectively. Related expenses are recorded as an administrative expense and as increase in equity.
[2]	Board of Directors’ fees: Effective June 6, 2018 a total of 11,050 common units were awarded to non-employee directors under the Höegh LNG Partners LP Long Term Incentive Plan as compensation of $195 for part of the directors’ fees. As of September 30, 2018, a total of 11,050 units were issued and the value at the issuance date amounted to $200. Effective May 22, 2017 a total of 9,805 common units were awarded to non-employee directors as compensation of $189 for part of the directors’ fees. The awards were recorded as administrative expense and as an issuance of common units. Common units are recorded when issued.